Financial Assets Pledged as Collateral - Summary of Financial Assets Pledged as Collateral (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets pledged as collateral [abstract]
Deposits as Collateral	$ 560,878,600	$ 746,637,356
Special Accounts as Collateral—Argentine Central Bank	493,946,007	618,672,282
Forward Purchases of monetary regulatory instruments	444,977,522	587,511,180
Less: Allowances	(52,767)	(89,869)
Total	$ 1,499,749,362	$ 1,952,730,949